  As Filed With  The Securities And Exchange  Commission On March
  1, 1996.

                                 File Nos. 33-59692 and 811-7584

                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D. C.  20549

                             Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     (X)

  Pre-Effective Amendment No.                                (  )

  Post-Effective Amendment No.  25                            (X)

                               and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940                                      (X)

  Amendment No.  26                                           (X)

                         RYDEX SERIES TRUST
         (Exact Name of Registrant as Specified in Charter)

        6116 Executive Boulevard, Rockville, Maryland  20852
        (Address of Principal Executive Offices) (Zip Code)

                           (301) 468-8520
        (Registrant's Telephone Number, Including Area Code)

                       Albert P. Viragh, Jr.
                      6116 Executive Boulevard
                     Rockville, Maryland  20852
         (Name and Address of Agent for Service of Process)

                             Copies to:
                       James F. Jorden, Esq.
                       James Bernstein, Esq.
                 Jorden Burt Berenson & Johnson LLP
                 1025 Thomas Jefferson Street, N.W.
                           Suite 400 East
                      Washington, D. C.  20007

  Approximate  Date   of  Commencement  of  the  Proposed  Public
  Offering of the Securities:

  It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b) of rule 485
     ___  on (date) pursuant to paragraph (b)(1)(v) of rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     ___  on (date) pursuant to paragraph (a)(1) of rule 485
      X 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ___  on (date) pursuant to paragraph (a)(2) of rule 485

  If appropriate, check the following box:

     ___  This   post-effective   amendment  designates   a   new
          effective date for a previously-filed post-effective amendment.

  The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1995 was filed on August 30, 1995.

                         RYDEX SERIES TRUST

                REGISTRATION STATEMENT ON FORM N-1A

                       CROSS REFERENCE SHEET


  This post-effective amendment shall not supersede or affect this Registration Statement as this Registration Statement applies to The Nova Fund, The Ursa Fund, The Rydex OTC Fund, The Rydex Precious Metals Fund, The Rydex U.S. Government Bond Fund, The Juno Fund, and The Rydex U.S. Government Money Market Fund.


    N-1A                                  Location in
  Item No.                        Registration Statement


            Part A:  Information Required In Prospectus


   1. Cover Page                  Outside Front Cover Page of
                                  Prospectus

   2. Synopsis                    Prospectus Summary; Fee Table

   3. Condensed Financial         Financial Highlights of
      Information                 the Funds

   4. General Description of      The Rydex Funds; Investment
      Registrant                  Objectives and Policies;
                                  General Information About the
                                  Trust

   5. Management of the Fund      Management of the Trust

   6. Capital Stock and Other     Dividends and Distributions;
      Securities                  Taxes; General Information
                                  About the Trust

   7. Purchase of Securities      How to Invest in the Funds;
      Being Offered               Exchanges; Determination of
                                  Net Asset Value; Distribution
                                  Plan

   8. Redemption or Repurchase    Redeeming an Investment
                                  (Withdrawals); Procedures for
                                  Redemptions and Exchanges

   9. Legal Proceedings           Not Applicable

    N-1A                                  Location in
  Item No.                        Registration Statement

                  Part B:  Information Required In
                Statement of Additional Information

  10. Cover Page                  Outside Front Cover Page of
                                  Statement of Additional
                                  Information

  11. Table of Contents           Table of Contents

  12. General Information         Not Applicable
      and History

  13. Investment Objectives       Investment Policies and
      and Policies                Techniques; Investment
                                  Restrictions

  14. Management of the           Management of the Trust
      Registrant

  15. Control Persons and         Management of the Trust;
      Principal Holder of         Principal Holders of
      Securities                  Securities

  16. Investment Advisory         Management of the Trust;
      and Other Services          Distribution Plan; Auditors
                                  and Custodian

  17. Brokerage Allocation        Investment Policies and
                                  Techniques; Portfolio
                                  Transactions

  18. Capital Stock and Other     Not Applicable
      Securities

  19. Purchase, Redemption,       Not Applicable
      and Pricing of Securities
      Being Offered

  20. Tax Status                  Dividends, Distributions, and
                                  Taxes

  21. Underwriters                Management of the Trust;
                                  Distribution Plan

  22. Calculation of              Performance Information;
      Performance Data            Information on Computation of
                                  Yield

  23. Financial Statements        Financial Statements

    N-1A                                  Location in
  Item No.                        Registration Statement


                     Part C:  Other Information


  24. Financial Statements        Financial Statements and
      and Exhibits                Exhibits

  25. Persons Controlled          Persons Controlled By or Under
      By or Under Common          Common Control

  26. Number of Holders of        Number of Holders of Shares of
      Securities                  Beneficial Interest

  27. Indemnification             Indemnification

  28. Business and                Business and Other Connections
      Other Connections           of Investment Adviser
      of Investment Adviser

  29. Principal Underwriters      Principal Underwriter

  30. Location of Accounts        Location of Accounts and
      and Records                 and Records

  31. Management Services         Management Services

  32. Undertakings                Undertakings

  33. Signatures                  Signatures

                               PART A

  RYDEX SERIES TRUST                                   PROSPECTUS


                        RYDEX INSTITUTIONAL
                         MONEY MARKET FUND


     6116 Executive Boulevard, Suite 400, Rockville, Maryland
  20852
                    (800) 820-0888     (301) 468-8520


                 INVESTMENT OBJECTIVE AND POLICIES

  The Rydex Institutional Money Market Fund (the "Fund") is a diversified series of the Rydex Series Trust, an open-end management investment company (the "Trust"). The investment objectives of the Fund are security of principal, high current income, and liquidity. In attempting to achieve its objectives, the Fund will invest primarily in money market instruments which are issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities, as well as in repurchase agreements secured by such securities and in bank money market instruments and commercial paper. The Fund is part of the Rydex Group of Funds, which is designed for professional money managers and knowledgeable investors who intend to invest in the Rydex Group of Funds as part of an asset-allocation or market-timing investment strategy.

  The securities of the Fund are not deposits or obligations of any bank, and are not endorsed or guaranteed by any bank, and an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured.

                       ADDITIONAL INFORMATION

  Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know before investing in the Fund. A Statement of Additional Information, dated ________________, 1996, containing additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement of Additional Information is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES COMMISSION NOR HAS THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
     ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



       The date of this Prospectus is ________________, 1996.

  FEE TABLE

  The following table illustrates all expenses and fees that a shareholder of the Fund will incur:


      Shareholder Transaction Expenses

        Sales Load Imposed on Purchases             None

        Sales Load Imposed on Reinvested
          Dividends                                 None

        Deferred Sales Load                         None

        Redemption Fees                             None

        Exchange Fees                               None

      Annual Fund Operating Expenses
      (as a percentage of average net assets)

        Management Fees                             0.55%

        12b-1 Fees                                  0.25%

        Other Expenses:
          Administrative Fees                       0.20%
          Additional Expenses                       0.15%*

        Total Fund Operating Expenses**             1.15%

  _____________________

     * Additional expenses are based on estimated amounts for the current fiscal year.

     ** The Fund's investment adviser has guaranteed that the ratio of expenses, including investment management fees, to average net assets shall not exceed 1.20%.
          Any expenses in excess of this amount will be absorbed by the adviser.


  Example

  Assuming a hypothetical investment of $1,000, a five-percent annual return, and redemption at the end of each time period, an investor in the Fund would pay transaction and operating expenses at the end of each year as follows:

                 1 YEAR           3 YEARS

                   $11              $33

  The same level of expenses would be incurred if the investment were held throughout the period indicated.

  The preceding table is provided to assist the investor in understanding the various costs and expenses which may be borne directly or indirectly by an investor in the Fund. The percentages shown above are based on the estimate by the Fund's investment adviser of the expenses to be incurred by the Fund during the Fund's current fiscal year. The five-percent assumed annual return is for comparison purposes only. The actual return for the Fund in future periods may be more or less depending on market conditions, and the actual expenses an investor incurs in future periods may be more or less than those shown above and will depend on the amount invested and on the actual growth rate of the Fund. For a more complete discussion of the fees connected with an investment in the Fund and the services to be provided to the Fund, see "Management of the Fund" and "Distribution Plan" in this Prospectus and in the Statement of Additional Information.

  THE RYDEX FUNDS

  The Trust is an open-end management investment company, and currently is composed of eight separate series, including the Fund, The Nova Fund, The Ursa Fund, The Rydex OTC Fund, The Rydex Precious Metals Fund, The Rydex U.S. Government Bond
  Fund, The Juno Fund, and The Rydex U.S. Government Money Market Fund (collectively, the "Rydex Funds"); other separate Rydex Funds may be added in the future. The Rydex Funds are principally designed for professional money managers and investors who intend to follow an asset-allocation or market-timing investment strategy. Except for the Fund and the Rydex U.S. Government Money Market Fund, each Rydex Fund is intended to provide investment exposure with respect to a particular segment of the securities markets. These Rydex Funds seek investment results that correspond over time to a specified benchmark. The Rydex Funds may be used independently or in combination with each other as part of an overall investment strategy.

  Shares of any Rydex Fund may be exchanged, without any charge, for shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges of shares of a Rydex Fund other than the Fund for shares of the Fund, certain minimum investment levels are maintained (see "Exchanges"). Copies of the separate Prospectus and Statement of Additional Information for the Rydex Funds other than the Fund are available, without charge, upon request to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by telephoning the Trust at (800) 820-0888 or (301) 468-8520.


  INVESTMENT OBJECTIVES AND POLICIES

  General

  The investment objectives of the Fund are security of principal, high current income, and liquidity. Although there is no assurance that the Fund's objectives will be achieved, the Fund will seek to achieve its objectives by investing primarily in money market instruments which are issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), as well as in repurchase agreements secured by U.S. Government Securities and in bank money market instruments and commercial paper. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured.

  The Fund will invest in short-term U.S. Government Securities, including U.S. Treasury bills, U.S. Treasury notes, and U.S. Treasury bonds that mature within one year. All securities purchased by the Fund are held by the Trust's custodian bank.
  U.S. Treasury securities are backed by the full faith and credit of the U.S. Government. Repurchase agreements invested in the Fund are fully collateralized by U.S. Government Securities, but the value of the underlying collateral may be affected by sharp fluctuations in short-term interest rates.

  The investment objectives of the Fund are fundamental and may not be changed without the approval of at least a majority of the shareholders, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the Fund not specified as fundamental may be changed without the approval of shareholders.

  The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. All securities in which the Fund invests will have remaining maturities of 397 days or less on the date of purchase, will be denominated in U.S. dollars, and will have been determined to be of high quality by nationally-recognized statistical rating organizations ("NSROs") or determined to be of comparable quality if not so rated.

  U.S. Government Securities

  Securities issued or guaranteed by the U.S. Government include a variety of U.S. Treasury securities, which differ only in their interest rates, maturities, and dates of issuance. U.S. Treasury bills have initial maturities of one year or less. U.S. Treasury notes have initial maturities of one to ten years, and U.S. Treasury bonds generally have initial maturities of greater than ten years at the date of issuance. U.S. Treasury securities are backed by the full faith and credit of the United States. Yields on short-, intermediate-, and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund s portfolio investments in U.S. Government Securities, while a decline in interest rates would generally increase the market value of the Fund s portfolio investments in these securities.

  Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Export-Import Bank, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

  Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury. Such agencies and instrumentalities may borrow funds from the U.S. Treasury. However, no assurances can be given that the U.S. Government will provide such financial support to the obligations of the other U.S. Government agencies or instrumentalities in which the Fund invests, since the U.S. Government is not obligated to do so. These other agencies and instrumentalities are supported by either the issuer s right to borrow, under certain circumstances, an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality itself.

  The Fund may also invest in securities which are not backed by the full faith and credit of the United States. In these instances, such obligations may be supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Securities not backed by the full faith and credit of the United States may be backed, in part, by a line of credit with the U.S. Treasury (such as securities of the Federal National Mortgage Association), or the Fund must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System), in which case the Fund may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

  U.S. Government Securities may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when such securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

  The Fund also may invest in securities that take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing securities. Participation interests are pro rata interests in U.S. Government Securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

  Repurchase Agreements

  The Fund may also invest in repurchase agreements secured by U.S. Government Securities. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price (thereby determining the yield during the purchaser's holding period) and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. Government Securities. The Fund's investment adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sales of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of the Fund's investment policies.

  The Fund will not enter into repurchase agreements of more than seven days duration if more than 10% of the market value of the Fund's total assets would be so invested together with any other investment the Fund may hold for which market quotations are not readily available.

  Other Investment Policies and Risk Considerations

  Bank  Money Market  Instruments.   The Fund  also may  purchase
  bank money market instruments, including certificates of deposit, time deposits, bankers' acceptances, and other short-term obligations issued by U.S. banks which are members of the Federal Reserve System. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with the bank for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Investments in time deposits and certificates of deposits are limited to domestic banks that have total assets in excess of one billion dollars. Bankers' acceptances are credit instruments evidencing the obligation of a bank to a draft drawn on the bank by a customer of the bank. These credit instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Fund may invest include uninsured, direct obligations of a bank that bear fixed, floating, or variable interest rates.

  Commercial Paper. The Fund also may invest in commercial paper, including corporate notes. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each commercial paper instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by Standard & Poor's Ratings Group ("S&P"), "Prime-2" or better by Moody's Investors Service, Inc. ("Moody's"), "F-2" or better by Fitch Investors Service, Inc. ("Fitch"), "Duff 2" or better by Duff & Phelps Credit Rating Co. ("Duff"), or "A2" or better by IBCA, Inc., or, if not rated by S&P, Moody's, Fitch, Duff, or IBCA, Inc., must be determined by PADCO Advisors, Inc. (the "Advisor"), the Trust's investment adviser, to be of comparable quality pursuant to guidelines approved by the trustees of the Trust (the "Trustees"). Please refer to Appendix A to this Prospectus for more detailed information concerning commercial paper ratings.

  The Fund also may make limited investments in guaranteed investment contracts ("GICs") issued by United States insurance companies. The Fund will purchase a GIC only when the Advisor has determined, under guidelines established by the Trustees of the Trust, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated "high quality" by certain nationally- recognized statistical rating organizations.

  When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 10% of the Fund's net assets would be so invested. The Fund will maintain, in a segregated account, cash, U.S. Government Securities, or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments.

  Portfolio Transactions

  When selecting broker-dealers to execute portfolio transactions, the Advisor considers many factors, including the size of the broker-dealer s "spread," the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, and the reliability, financial condition, general execution and operational capabilities of the broker-dealer.


  HOW TO INVEST IN THE FUND

  The minimum initial investment in the Fund for all shareholder accounts, including retirement plan accounts, is $2,000,000. The Trust, at its discretion, may accept lesser amounts than these minimum initial investments in certain circumstances. There is no minimum amount for subsequent investments.

  The shares of the Fund are offered at the daily public offering price, which is the net asset value per share (see "Determination of Net Asset Value") next computed after receipt of the investor s order. No sales charges are imposed on initial or subsequent investments. The Trust reserves the right to reject or refuse, at the Trust s discretion, any order for the purchase of the Fund s shares in whole or in part. There is no minimum amount for subsequent investments.

  Investments  in the  Fund may  be  made (i)  through securities
  dealers  who  have  the   responsibility  to  transmit   orders
  promptly and who may charge a processing fee or (ii) directly with the Trust by bank wire transfer as follows:

  By Bank Wire Transfer:  Request a wire transfer to:

      Star Bank, N.A.
      Routing Number: 0420-00013
      For Account of Rydex Series Trust
      Account Number: 48038-9030
      Your Name
      Your Account Number or, if a new
        account, Federal Tax I.D. Number
        (e.g., Social Security Number)

  After instructing your bank to transfer money by wire, please call the Trust and inform the Trust as to the amount you have transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Trust may incur.

  Shares of the Fund are sold at a price based on the net asset value next calculated after receipt of a purchase order in good form. If a purchase order is received by the Fund at or prior to 1:00 P.M., Eastern Time, on any business day, the purchase of Fund shares is executed at the offering price determined as of 1:00 P.M., Eastern Time, that day. If the purchase order is received after 1:00 P.M., Eastern Time, the purchase of Fund shares will be effected on the next business day. (See "Redeeming an Investment (Withdrawals).")

  In  the   interest   of  economy   and  convenience,   physical
  certificates  representing the  Fund s shares  are not  issued.
  Shares of the Fund are recorded on a register by the Trust s transfer agent.


  REDEEMING AN INVESTMENT (WITHDRAWALS)

  General

  An investor may withdraw all or any portion of his investment by redeeming Fund shares at the next-determined net asset value per share after receipt of the order. Redemptions may be made by letter or by telephone subject to the procedures set forth below. The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically. Telephone redemptions will be sent only to the address of record of the redeeming investor or to bank accounts specified by the redeeming investor in his account application. The Trust charges $15 for each wire transfer of redemption proceeds; this charge may be waived at the discretion of the Trust.

  The proceeds of non-telephone redemptions will be sent directly to the investor s address of record. If the investor requests payment of redemptions to a third party or to a location other than the investor s address of record or a bank account specified in the investor s account application, this request must be in writing and the investor s signature must be guaranteed by a commercial bank; a broker, dealer, municipal securities dealer, municipal securities broker, government securities dealer, or government securities broker; a credit union; a national securities exchange, registered securities association, or clearing agency; or a savings association.

  The Fund will redeem its shares at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption. There is no redemption charge. Payment for the redemption price will be made within seven days after the Trust s receipt of the request for redemption.

  The Fund is open for business and the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the Federal Reserve Bank of New York (the "New York Fed"), the Federal Reserve Bank of Kansas City (the "Kansas City Fed"), or the New York Stock Exchange (the "NYSE") is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists so that disposal of the Fund s investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission (the "Commission"), by order, may permit for protection of the Fund s investors. On any day that the New York Fed, the Kansas City Fed, or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. (See "Determination of Net Asset Value.")


  EXCHANGES

  Shares of any Rydex Fund may be exchanged, without any charge, for shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved. Each exchange of other Rydex Fund shares for shares of the Fund is subject to the $2,000,000 minimum initial investment required to invest in the Fund. The Trust currently is composed of eight separate series, The Nova Fund, The Ursa Fund, The Rydex OTC Fund (the "OTC Fund"), The Rydex Precious Metals Fund (the "Metals Fund"), The Rydex U.S. Government Bond Fund (the "Bond Fund"), The Juno Fund, The Rydex U.S. Government Money Market Fund, and the Rydex Institutional Money Market Fund (the series described in this Prospectus); other separate Rydex Funds may be added in the future. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

  To implement an exchange, shareholders should provide the following information: account name, account number, taxpayer identification number, number of or percentage of shares or dollar value of shares to be exchanged, and the names of the Rydex Funds involved in the exchange transaction. Exchanges may be made only if such exchanges are between identically registered accounts. Shareholders contemplating such an exchange for shares of a Rydex Fund not described in this

  Prospectus should obtain and review the prospectus of the Rydex Fund to which the investment is to be transferred. The exchange privilege is available only in states where the exchange legally may be made and may be modified or discontinued at any time. Exchanges out of the Funds (other than the OTC Fund and the Metals Fund) settle on the following business day. Exchanges out of the OTC Fund and the Metals Fund settle on the third business day following the day on which the Rydex Fund receives the exchange request.


  PROCEDURES FOR REDEMPTIONS AND EXCHANGES

  Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. Telephone redemption and exchange requests with respect to the Rydex Fund may be made by calling (800) 820-0888 or (301) 468-8520, on any day the Trust is open for business. Such requests may be made only between 8:30 A.M., Eastern Time, and the time indicated below (all times Eastern
  Time). For exchanges, the earlier of the times indicated below for the Rydex Funds whose shares are being exchanged applies.

       The Nova, Ursa, and OTC Funds  . . . . . . . 3:45 P.M.
       The Metals Fund  . . . . . . . . . . . . . . 3:30 P.M.
       The Bond and Juno Funds  . . . . . . . . . . 2:45 P.M.
       The Rydex U.S. Government Money Market Fund 1:00 P.M. The Rydex Institutional Money Market Fund . 1:00 P.M.

  Telephone redemption and exchange orders will be accepted only during the period indicated above. If the primary exchange or market on which the Rydex Fund transacts business closes early, the above cut-off time will be fifteen minutes (thirty minutes, in the case of the Metals Fund) prior to the close of such exchange or market. Telephone redemption and exchange privileges may be terminated or modified by the Trust at any time.

  When acting on instructions believed to be genuine, the Trust will not be liable for any loss resulting from a fraudulent telephone transaction request and the investor would bear the risk of any such loss. The Trust will employ reasonable procedures to confirm that telephone instructions are genuine; and if the Trust does not employ such procedures, then the Trust may be liable for any losses due to unauthorized or fraudulent instructions. The Trust follows specific procedures for transactions initiated by telephone, including, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone instructions. Investors also should be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail.


  DETERMINATION OF NET ASSET VALUE

  The net asset value of the Fund's shares is determined each day on which the NYSE and either the New York Fed or the Kansas City Fed are open for business at 1:00 P.M., Eastern Time. Currently, the New York Fed, the Kansas City Fed, and the NYSE are closed on weekends, and the following holiday closings have been scheduled for 1996: (i) New Year's Day, Martin Luther King Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday when any of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday. To the extent that portfolio securities of the Fund are traded in other markets on days when the New York Fed, the Kansas City Fed, or the NYSE is closed, the Fund's net asset value may be affected on days when investors do not have access to the Fund to purchase or redeem shares. Although the Trust expects the same holiday schedule to be observed in the future, the New York Fed, the Kansas City Fed, or the NYSE may modify its holiday schedule at any time. The net asset value of the Fund serves as the basis for the purchase and redemption price of the Fund's shares.

  The Fund will utilize the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value will be maintained. For further information regarding the amortized cost method for valuing the Fund s portfolio securities, see "Determination of Net Asset Value" in the Statement of Additional Information.


  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:

       Individual Retirement Accounts (IRAs)

       Keogh Accounts - Defined Contribution
            Plans (Profit-Sharing Plans)
       Keogh Accounts - Money Purchase Plans
            Pension Plans)
       Internal Revenue Code Section 403(b)
            Plans

  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Trust.






  DIVIDENDS AND DISTRIBUTIONS

  All income dividends and capital gains distributions of the Fund automatically will be reinvested in additional shares of the Fund at the net asset value calculated on the ex-dividend date, unless an investor has requested otherwise from the Trust in writing. Dividends and distributions of the Fund are taxable to the shareholders of the Fund, as discussed below under "Taxes," whether such dividends and distributions are reinvested in additional shares of the Fund or are received in cash. Statements of account will be sent to the Fund shareholders at least quarterly.

  The Fund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Fund on a daily basis and (ii) distributes such dividends to shareholders of the Fund on a monthly basis. The Trustees, however, may revise this dividend and distribution policy of the Fund, postpone the payment of dividends thereunder, or take any other action necessary with respect thereto in order to facilitate, to the extent possible, the maintenance by the Fund of a constant net asset value per share of $1.00.


  TAXES

  The U.S. Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, the Fund will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the Code. So long as the Fund qualifies as a RIC, the Fund will not be liable for Federal income taxes to the extent the Fund s earnings are distributed within the time periods specified in the Code.

  To qualify as a RIC under the Code, the Fund must satisfy certain requirements, including the requirements that the Fund receive at least 90% of the Fund s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund s investments in stock, securities, and foreign currencies (the "90% Test"), and that the Fund derive less than 30% of the Fund s gross income from the sale or other disposition of any of the following instruments which have been held for less than three months (the "30% Test"): (i) stock or securities; (ii) certain options, futures, or forward contracts; or (iii) foreign currencies (or certain options, futures, or forward contracts on such foreign currencies). Provided that the Fund (i) is a RIC and (ii) distributes at least 90% of the Fund s net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent the Fund s net investment income and the Fund s net realized short-term capital gains, if any, are distributed to the shareholders of that Fund. To avoid an excise tax on its undistributed income, the Fund generally must distribute at least 98% of its income.

  Under current law, dividends derived from interest and dividends received by the Fund, together with distributions of any short-term capital gains, if any, are taxable to the shareholders of the Fund, as ordinary income at Federal income tax rates of up to 39.6%, whether or not such dividends and distributions are reinvested in shares of the Fund or are received in cash.

  Ordinary dividends paid to corporate or individual residents of foreign countries generally are subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced rate or exemption from U.S. withholding tax.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned. For further information regarding the taxation of dividends and distributions from the Fund and the tax treatment of shareholders of the Fund, see

  "Dividends, Distributions, and Taxes," in the Statement of Additional Information.

  Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.


  MANAGEMENT OF THE TRUST

  Investment Adviser

  The Trust is provided investment advice and management services by PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The Advisor was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. The portfolio manager of the Fund is Michael P. Byrum. Prior to joining the PADCO Advisors, Inc. organization in July 1993, Mr. Byrum worked for one year as an investor representative with Money Management Associates ("MMA"), a Maryland-based registered investment adviser. Mr. Byrum s responsibilities at MMA included brokerage solicitation and investor relations. Mr. Byrum received his bachelor s degree in Business Administration from Miami University, of Oxford, Ohio, in 1992.

  Under an investment advisory agreement between the Trust and the Advisor, dated May 14, 1993, and amended on November 2, 1993, and also amended on December 13, 1994 and March 8, 1996, the Fund pays the Advisor a fee at an annualized rate of 0.55% of the average daily net assets of the Fund.

  The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, which payments, to the extent made by the Advisor, may be in addition to those payments made pursuant to a plan of distribution for the Fund adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). See "Distribution Plan."

  Servicer

  General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer, dated September 19, 1995, and as amended on March 8, 1996. Under this service agreement, the Fund pays the Servicer a fee at an annualized rate of 0.20% of the average daily net assets of the Fund.

  The Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for the Trust and the Fund, distributes dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the shareholders of the Fund. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Trust; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

  Distributor

  Pursuant to the Distribution Plan for the Fund adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, the Fund is
  provided      certain       distribution      services       by
  _________________________,  6116  Executive   Boulevard,  Suite
  400, Rockville, Maryland 20852 (the "Distributor"), subject to the general supervision and control of the Trustees and the officers of the Trust. Under the Distribution Plan, dated _______________, 1996, the Fund reimburses the Distributor for a portion of the Distributor's costs incurred in distributing the shares of the Fund at an annualized rate not to exceed 0.25% of the average daily net assets of the Fund. See "Distribution Plan."

  Costs and Expenses

  The Fund bears all expenses of its operations other than those assumed by the Advisor, the Servicer, or the Distributor. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); payments to be made by the Fund to the Distributor under the Distribution Plan; custodian and
  accounting   fees  and  expenses;   legal  and  auditing  fees;
  securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any (to the extent that these expenses are not covered by payments made by the Fund under the Distribution Plan); all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees fees and expenses.

  The Advisor has agreed to limit the operating expenses of the Fund so that the ratio of expenses, including investment management fees, to average net assets on an annual basis for the Fund shall not exceed 1.20%. Any expenses incurred by the Fund in excess of this amount will be absorbed by the Advisor.

  The Advisor has advanced the organizational expenses of the Fund. These costs, which are approximately $40,000, will be reimbursed by the Fund, and the Fund will amortize these costs over a five-year period from the date the Fund commences operations.


  DISTRIBUTION PLAN

  The Trust finances activities which are primarily intended to result in the sale of Fund shares and has adopted the Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Trust's Distribution Plan for the Fund provides that the Fund will pay the Distributor quarterly up to a maximum of 0.25% per annum of the Fund's daily net assets for expenses actually incurred by the Distributor during that quarter in the distribution and promotion of the Fund's shares, including the printing of certain reports used for sales purposes, expenses for preparation and printing of sales literature, and related expenses, including any maintenance, distribution, or service fees paid to securities dealers or brokers, administrators, investment advisers, institutions, including bank trust departments, and other persons ("Recipients") who have executed a distribution or service agreement with the Distributor.

  The Glass-Steagall Act generally prohibits Federal and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, the Distributor believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services or servicing and recordkeeping functions. The Distributor intends to engage banks only to perform such functions. Changes in Federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, however, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide such efficient and effective shareholder services. In such event, changes in the operation of the Fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders of the Fund would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

  The Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Distribution Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments. For further information regarding the Distribution Plan, see "Distribution Plan" in the Statement of Additional Information.


  PERFORMANCE INFORMATION

  From time to time, the Fund may advertise its current "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A description of the respective methods by which the yield and effective yield of the Fund are calculated is contained in the Statement of Additional Information under "Information on Computation of Yield."

  Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of the Fund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.


  GENERAL INFORMATION ABOUT THE TRUST

  Organization and Description of Shares of Beneficial Interest

  The Trust is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on February 10, 1993, and has present authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class. Currently, the Trust has issued shares of eight separate classes: The Nova Fund, The Ursa Fund, The Rydex OTC Fund, The Rydex Precious Metals Fund, The Rydex U.S. Government Bond Fund, The Juno Fund, The Rydex U.S. Government Money Market Fund, and The Rydex Institutional Money Market Fund. Other separate classes may be added in the future.

  All shares of the Rydex Funds are freely transferable. The Rydex Fund shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Rydex Fund shares have equal voting rights, except that, in a matter affecting a particular series in the Trust, only shares of that series may be entitled to vote on the matter. Shareholder inquiries can be made by telephone (at 800-820-0888 or 301-468-8520) or by mail  (to  6116  Executive  Boulevard,  Suite  400,  Rockville,
  Maryland 20852).

  Under  the  Delaware  General  Corporation  Law,  a  registered investment company is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees of the Trust from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of Trust shareholders for the purpose of voting upon the question of removal of a

  Trustee  or  Trustees  of   the  Trust   and  will  assist   in
  communications with other Trust shareholders.

  Unlike the stockholder of a corporation, shareholders of a business trust such as the Trust could be held personally liable, under certain circumstances, for the obligations of the business trust. The Trust s Declaration of Trust, however, disclaims liability of the shareholders of the Trust, the Trustees, or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Trust shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust s obligations and this risk, thus, should be considered remote.

  As of the date of this Prospectus, no officer or Trustee of the Trust owned any of the Fund shares.

  Trustees and Officers

  The Trust has a Board of Trustees which is responsible for the general supervision of the Trust s business. The day-to-day operations of the Trust are the responsibility of the Trust s officers.

  Auditors

  Deloitte & Touche LLP, 117 Campus Drive,  Princeton, New Jersey
  08540,  are  the   auditors  of  and  the   independent  public
  accountants for the Trust and the Fund.

  Custodian

  Pursuant to a separate custody agreement entered into by the Trust, Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund. Under the terms of this custody agreement, the Custodian holds the portfolio securities of the Fund and keeps all necessary related accounts and records.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS
  AND,    IF     GIVEN    OR    MADE,    SUCH   INFORMATION    OR
  PRESENTATIONS  MUST   NOT  BE  RELIED   UPON  AS  HAVING   BEEN

  AUTHORIZED   BY   THE   TRUST.    THIS   PROSPECTUS   DOES  NOT
  CONSTITUTE   AN  OFFERING BY  THE  TRUST  IN  ANY  JURISDICTION
  IN  WHICH  SUCH  AN  OFFERING  MAY  NOT  LAWFULLY  BE  MADE.

                             APPENDIX A

                      COMMERCIAL PAPER RATINGS

  Moody's Investors Service, Inc.

       Commercial paper rated "Prime" by Moody's Investors Service, Inc. ("Moody's"), is based upon Moody's evaluation of many factors including: (1) the management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance;
  (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated "Prime-1," "Prime-2," or "Prime-3" by Moody's.

       "Prime-1" indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
  (1) leading  market positions  in well-established  industries;
  (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

       "Prime-2" indicates a strong capacity for repayment of short-term promissory obligations. This repayment capacity normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

  Standard & Poor's Rating Group

       Commercial paper rated by Standard & Poor's Rating Group ("S&P") has the following characteristics: (1) liquidity ratios adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

       A-1 -- This designation rating indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

       A-2 -- The capacity for timely payment on issues with this designation rating is strong; however, the relative degree of safety is not as high as for issues designated "A-
  1."

  Fitch Investors Service, Inc.

       Commercial paper rated by Fitch Investors Service, Inc. ("Fitch"), reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as "F-1," "F-2," "F-3," or "F-4."

       F-1  --  This  designation   rating  indicates  that   the
  commercial paper is regarded as having the strongest degree of assurance for timely payment.

       F-2 -- Commercial paper issues assigned this designation rating reflect an assurance of timely payment only slightly less in degree than those issues rated "F-1."

  Duff and Phelps Credit Rating Co.

       Short-term ratings by Duff & Phelps Credit Rating Co. ("Duff") are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

       An emphasis of Duff's short-term ratings is placed on "liquidity," which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

       The distinguishing feature of Duff's short-term ratings is the refinement of the traditional "1" category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff has incorporated gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing those differences.

       Duff 1+ -- This designation rating indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

       Duff  1 -- This designation  rating indicates  a very high certainty of timely  payment.  Liquidity factors  are excellent
  and supported  by good  fundamental protection  factors.   Risk
  factors are minor.

       Duff  1-  --  This designation  rating  indicates  a  high certainty of timely payment.  Liquidity  factors are strong and
  supported  by  good  fundamental  protection   factors.    Risk
  factors are very small.

       Good Grade

       Duff  2  --  This  designation  rating  indicates  a  good certainty of timely payment. Liquidity factors and company fundamental are sound. Although ongoing funding needs may enlarge total financing requirements, access capital markets is good. Risk factors are small.

  IBCA, Inc.

       In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies that the analysts cover.

       IBCA's analysts speak the languages of the countries that the analysts cover, which is essential to maximize the value of their meetings with management and to analyze properly a company's written materials. IBCA's analysts also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

       Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, these data are taken into account by IBCA when assigning IBCA's ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit the correction of any factual errors and to enable the clarification of issues raised.

       IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following these committee meetings, IBCA ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

       A1+ -- This designation rating indicates obligations supported by the highest capacity for timely repayment.

       A1   --  This  designation  rating  indicates  obligations
  supported by a very strong capacity for timely repayment.

       A2   --  This  designation  rating  indicates  obligations
  supported by a  strong capacity for timely  repayment, although
  such  capacity  may  be  susceptible   to  adverse  changes  in
  business, economic, or financial conditions.

                        RYDEX INSTITUTIONAL
                         MONEY MARKET FUND

                       THE RYDEX SERIES TRUST


                             PROSPECTUS

                       ________________, 1996


                         Table of Contents

                                                             Page


  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .

  The Rydex Funds . . . . . . . . . . . . . . . . . . . . . . .

  Investment Objectives and Policies  . . . . . . . . . . . . .

  How to Invest in the Fund   . . . . . . . . . . . . . . . . .

  Redeeming an Investment (Withdrawals) . . . . . . . . . . . .

  Exchanges   . . . . . . . . . . . . . . . . . . . . . . . . .

  Procedures for Redemptions and Exchanges  . . . . . . . . . .

  Determination of Net Asset Value  . . . . . . . . . . . . . .

  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .

  Dividends and Distributions   . . . . . . . . . . . . . . . .

  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  Management of the Trust . . . . . . . . . . . . . . . . . . .

  Distribution Plan . . . . . . . . . . . . . . . . . . . . . .

  Performance Information . . . . . . . . . . . . . . . . . . .

  General Information About the Trust . . . . . . . . . . . . .

  Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . .

                               PART B

                         RYDEX SERIES TRUST
               RYDEX INSTITUTIONAL MONEY MARKET FUND


     6116 Executive Boulevard, Suite 400, Rockville, Maryland
  20852
                  (800) 820-0888   (301) 468-8520


                STATEMENT OF ADDITIONAL INFORMATION


  The Rydex Institutional Money Market Fund (the "Fund") is a diversified series of the Rydex Series Trust, an open-end management investment company (the "Trust"). The investment objectives of the Fund are security of principal, high current income, and liquidity. In attempting to achieve its objectives, the Fund will invest primarily in money market instruments which are issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities, as well as in repurchase agreements secured by such securities and in bank money market instruments and commercial paper. The Fund is part of the Rydex Group of Funds, which is designed for professional money managers and knowledgeable investors who intend to invest in the Rydex Group of Funds as part of an asset-allocation or market-timing investment strategy.

  The securities of the Fund are not deposits or obligations of any bank, and are not endorsed or guaranteed by any bank, and an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured.

  This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, dated ________________, 1996. A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund.

  The date of this Statement of Additional Information is ________________, 1996.

                STATEMENT OF ADDITIONAL INFORMATION

                         TABLE OF CONTENTS


                                                             Page


  The Rydex Funds . . . . . . . . . . . . . . . . . . . . . .  B-

  Investment Policies and Techniques  . . . . . . . . . . . .  B-

  Investment Restrictions . . . . . . . . . . . . . . . . . .  B-

  Portfolio Transactions  . . . . . . . . . . . . . . . . . .  B-

  Management of the Trust . . . . . . . . . . . . . . . . . .  B-

  Distribution Plan . . . . . . . . . . . . . . . . . . . . .  B-

  Determination of Net Asset Value  . . . . . . . . . . . . .  B-

  Information on Computation of Yield . . . . . . . . . . . .  B-

  Dividends, Distributions, and Taxes . . . . . . . . . . . .  B-

  Auditors and Custodian  . . . . . . . . . . . . . . . . . .  B-

  Financial Statements  . . . . . . . . . . . . . . . . . . .  B-

  THE RYDEX FUNDS

  The Trust is an open-end management investment company, and currently is composed of eight separate series, including The Rydex Institutional Money Market Fund, The Nova Fund, The Ursa Fund, The Rydex OTC Fund, The Rydex Precious Metals Fund, The Rydex U.S. Government Bond Fund, The Juno Fund, and The Rydex U.S. Government Money Market Fund (collectively, the "Rydex Funds"); other separate Rydex Funds may be added in the future. Shares of any Rydex Fund may be exchanged, without any charge, for shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges of shares of a Rydex Fund other than the Rydex Institutional Money Market Fund for shares of the Rydex Institutional Money Market Fund, certain minimum investment levels are maintained. Copies of the separate Prospectus and Statement of Additional Information for the Rydex Funds other than the Rydex Institutional Money Market Fund are available, without charge, upon request to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, or by telephoning the Trust at (800) 820-0888 or (301) 468-8520.


  INVESTMENT POLICIES AND TECHNIQUES

  General

  Reference is made to the sections entitled "Investment Objectives and Policies" in the Fund's Prospectus for a discussion of the investment objectives and policies of the Fund. In addition, set forth below is further information relating to the Fund. Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor").

  The investment strategies of the Fund discussed below, and as discussed in the Fund's Prospectus, may be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate the Fund's activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

  U.S. Government Securities

  The Fund invests primarily in money market instruments which are issued or guaranteed, as to principal and interest, by the

  U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Fund will invest in U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

  Repurchase Agreements

  As discussed in the Fund's Prospectus, the Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. The Fund's investments in repurchase agreements may, at times, be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

  When-Issued and Delayed Delivery Securities

  As discussed in the Fund's Prospectus, the Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the
  transaction   and  thereafter   reflect   the  value   of   the
  securities,  each day,  of  such  security in  determining  the
  Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed delivery basis.

  The foregoing strategies, and those discussed in the Fund's Prospectus under the heading "Investment Objectives and
  Policies," may subject the Fund to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. While these strategies may be used by the Fund if, in the opinion of the Advisor they will be advantageous to the Fund, the Fund will be free to reduce or eliminate its activity in any of those areas without changing its fundamental investment policies. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Fund, either individually or in combination. Furthermore, there is no assurance that any of these  strategies  or  any  other  strategies  and  methods  of investment available to the Fund will result in the achievement of its objectives.

  Illiquid Securities

  While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable, in an amount up to 10% of its net assets. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the Securities and Exchange Commission staff, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.


  INVESTMENT RESTRICTIONS

  As described in the section of the Fund's Prospectus entitled "Investment Objectives and Policies," the Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of the Fund not specifically identified in this Statement of Additional Information or the Fund's Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require the elimination of any security from the Fund's portfolio.

  These restrictions provide that the Fund may not:

  1. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets from a bank or (ii) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the

       Fund to meet  redemption requests when the  liquidation of
       portfolio    instruments   would    be   inconvenient   or
       disadvantageous.

  2. Mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing.

  3. Issue senior securities, except as permitted by its investment objectives and policies.

  4.   Write or purchase put or call options.

  5.   Underwrite the securities of another issuer.

  6. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

  7. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

  8. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

  9.   Invest  in  securities  of   other  investment  companies,
       except as  they  may be  acquired  as  part of  a  merger,
       consolidation,  acquisition   of   assets   or   plan   of
       reorganization.

  10. Lend its portfolio securities in excess of 15% of its total assets. Any loans of portfolio securities will be made according to guidelines established by the trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

  The Fund has no present intention to borrow money or pledge assets in excess of 5% of the value of its net assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

  PORTFOLIO TRANSACTIONS

  Subject to the general supervision by the trustees of the Trust (the "Trustees"), and in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder, the Advisor is responsible for decisions to buy and sell securities for each of the Rydex Funds (including the Fund) and the selection of brokers and dealers to effect the transactions. In seeking to implement the Fund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions.

  The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Rydex Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Rydex Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Rydex Funds and the other client accounts.

  Purchases and sales of U.S. Government Securities are normally transacted through issuers, underwriters, or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

  Portfolio turnover rate is defined as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, it is anticipated that the Fund's policy of investing in government securities with remaining maturities of less than one year will not result in a quantifiable portfolio turnover rate. However, because of the short-term nature of the Fund's portfolio securities, it is anticipated that the number of purchases and sales or maturities of such securities will be substantial. Nevertheless, as brokerage commissions are not normally charged on purchases and sales of such securities, the large number of these transactions does not have an adverse effect upon the net yield and net asset value of the shares of the Fund.


  MANAGEMENT OF THE TRUST

  The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

  Trustees

  *Albert P. Viragh, Jr. (54)

       Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., Advisor to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address:
       6116  Executive Boulevard, Suite  400, Rockville, Maryland
       20852.

  Corey A. Colehour (50)

       Trustee  of the  Trust;  Vice  President of  Marketing  of
       Schield   Management  Company,   a  registered  investment
       adviser,  1985  to  present.   Address:    6116  Executive
       Boulevard, Suite 400, Rockville, Maryland  20852.

  J. Kenneth Dalton (54)

       Trustee of the Trust; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995.
       Address:  6116 Executive Boulevard,  Suite 400, Rockville,
       Maryland  20852.

  Roger Somers (51)

       Trustee of the Trust; President,  Arrow Limousine, 1963 to
       present.  Address:   6116 Executive Boulevard,  Suite 400,
       Rockville, Maryland  20852.

  Officers

  Timothy P. Hagan (52)

       Treasurer and Vice President of the Trust; Employee of PADCO Service Company, Inc., 1993 to present; President and Director of Rushmore Services, Inc., a registered transfer agent, 1981 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.



  Robert M. Steele (37)

       Secretary of the Trust; Vice President of PADCO Advisors, Inc., 1994 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

  Michael P. Byrum (25)

       Assistant Secretary of the Trust; Employee of PADCO Advisors, Inc., 1993 to present; Investment representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student, Miami University, of Oxford, Ohio (B.A., Business Administration, 1992). Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

  _________________________

  * This Trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

  The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, provides the Fund with investment advisory services. The Advisor was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

  Under an investment advisory agreement with the Advisor, dated May 14, 1993, and amended on November 2, 1993, December 13, 1994, and March 8, 1996, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. The Trust currently is composed of eight separate series, the Nova Fund, the Ursa

  Fund, the Rydex OTC Fund, the Rydex Precious Metals Fund, the Rydex U.S. Government Bond Fund, the Juno Fund, the Rydex U.S. Government Money Market Fund, and the Rydex Institutional Money Market Fund; other separate series may be added in the future. As of the December 31, 1995, net Trust assets under management of the Advisor were approximately $550 million. Pursuant to the advisory agreement, the Fund pays the Advisor a fee at an annual rate based on 0.55% of the net assets of the Fund. The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the Fund's investment objectives, policies, and limitations, subject to the general supervision and control of the officers of the Trust and the Trustees. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

  General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
  (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer, dated September 19, 1995 and as amended on March 8, 1996. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

  Under the service agreement with the Servicer, the Fund pays the Servicer an annual fee based on 0.20% of the net assets of the Fund. Under the service agreement, the Servicer provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services;
  bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, distributes dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and its shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

  The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the eight Rydex Funds, including the Fund, pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

  The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended June 30, 1995, is set forth in the table below:


                                                           Pension or
              Name of Person,         Aggregate       Retirement Benefits
                 Position         Compensation from    Accrued as Part of
                                     the Trust**      the Trust s Expenses
              ______________       ________________   ____________________
          Albert P. Viragh, Jr.*          $0                   $0
          Chairman and President
             Corey A. Colehour          $3,000                 $0
                  Trustee
             J. Kenneth Dalton            $0                   $0
                  Trustee
               Roger Somers             $3,000                 $0
                  Trustee

                                     Estimated Annual
              Name of Person,          Benefit upon
                 Position               Retirement
             ________________       __________________








          Albert P. Viragh, Jr.*            $0
          Chairman and President
             Corey A. Colehour              $0
                  Trustee
             J. Kenneth Dalton              $0
                  Trustee
               Roger Somers                 $0
                  Trustee


  ___________________________

  *    Denotes an "interested person" of the Trust.
  **   Mr.  David  R.  Petersen,  who  resigned   as  a  Trustee,
       effective October 13, 1995, was paid $3,000 in aggregate compensation by the Trust during the fiscal year ended
       June 30, 1995.

  As of the date of this Statement of Additional Information, no person, other than the Advisor, was a record owner or, to the knowledge of the Trust, beneficial owner of 5% or more of the shares of the Fund.


  DISTRIBUTION PLAN

  Pursuant to the Trust's plan of distribution for the Fund adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), the Fund will pay ___________________ (the "Distributor") quarterly at a rate not to exceed 0.25% of the average daily net assets of the Fund during that quarter for expenses actually incurred in the distribution and promotion of the Fund's shares, and the Distributor, in turn, will pay certain securities dealers or brokers, administrators, investment advisers, institutions, including bank trust departments, and other persons ("Recipients") amounts based on the average daily net asset value of shares of the Fund owned by that Recipient or its customers during that quarter. No such payments, however, will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient or its customers at the end of such quarter, taken without regard to the minimum holding period, does not exceed a minimum amount. The minimum holding period and minimum level of holdings, if any, will be determined from time to time by a majority of the Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to the Distribution Plan (the "Rule 12b-1 Trustees"). The services to be provided by the Recipients may include, but are not limited to, distributing sales literature, answering routine customer inquiries regarding the Trust and the Fund, assisting in establishing and maintaining shareholder accounts and processing purchase and redemption transactions, making the Trust's investment plans and shareholder services options available and providing such other information and services as the Distributor or the Trust may reasonably request from time to time.

  Pursuant to the Distribution Plan, the Distributor, in addition to being reimbursed by the Fund for any payments to Recipients, also will be entitled to reimbursement quarterly (up to the maximum of 0.25% per annum of the average net assets of the Fund) for the Distributor's other expenses incurred in the distribution and promotion of the Fund's shares, including, but not limited to, the printing of certain reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to Recipients who have executed a distribution or service agreement with the Distributor. The maximum amount which may be paid to these Recipients by the
  Distributor (which will be determined according to the services provided in assisting investors with their accounts and/or shares sold) is 0.25% (on an annual basis) of the Fund's average net assets owned by those Recipients or by clients of those Recipients.

  The Distributor is required to report in writing to the Trustees of the Trust at least quarterly on the monies reimbursed to the Distributor under the Distribution Plan, as well as to furnish the Trustees with such other information as may reasonably be requested in connection with the payments made under the Distribution Plan in order to enable the Trustees to make an informed determination as to whether the Distribution Plan should be continued.

  The Trustees of the Trust have determined that a consistent cash flow resulting from the sale of new shares of the Fund is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities of the Fund. The Trustees, therefore, felt that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares. The Trustees, including the Rule 12b-1 Trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

  The Distribution Plan has been approved by the Trustees of the Trust, including all of the Rule 12b-1 Trustees, and by the Fund's initial shareholder. The Distribution Plan must be renewed annually by the Trustees of the Trust, including by a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. The Distribution Plan and any distribution or service agreement may be terminated at any time, without any penalty, by the Trustees or by a vote of a majority of the Fund's outstanding shares on sixty (60) days' written notice. The Distributor or any Recipient also may terminate their respective distribution or service agreement at any time upon written notice.

  The Distribution Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses or in any other material way without approval by a majority of the Fund's outstanding shares, and all material amendments to the Distribution Plan or any distribution or service agreement shall be approved by the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.


  DETERMINATION OF NET ASSET VALUE

  The net asset value of the Fund's shares is determined each day on which the New York Stock Exchange (the "NYSE") and either the Federal Reserve Bank of New York (the "New York Fed") or the Federal Reserve Bank of Kansas City (the "Kansas City Fed") are open for business at 1:00 P.M., Eastern Time. Currently, the New York Fed, the Kansas City Fed, and the NYSE are closed on weekends, and the following holiday closings have been scheduled for 1996: (i) New Year's Day, Martin Luther King Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday when any of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday. To the extent that portfolio securities of the Fund are traded in other markets on days when the New York Fed, the Kansas City Fed, or the NYSE is closed, the Fund's net asset value may be affected on days when investors do not have access to the Fund to purchase or redeem shares. Although the Trust expects the same holiday schedule to be observed in the future, the New York Fed, the Kansas City Fed, or the NYSE may modify its holiday schedule at any time. The net asset value of the Fund serves as the basis for the purchase and redemption price of the Fund's shares.

  The Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Fund. The Fund will utilize the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

  The Fund's  use  of the  amortized  cost  method to  value  its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"), and is conditioned on the Fund's compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish written procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures should provide for (i) the calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) the periodic review by the Trustees of the amount of deviation as well as methods used to calculate the amount of deviation; and
  (iii) the maintenance of written records of the procedures, the Trustees' considerations made pursuant to the procedures and any actions taken upon such considerations; (c) the
  Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as the Trustees deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, or, as provided by the Declaration of Trust, reducing the number of the outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Fund's capital the shares necessary to eliminate or reduce the material dilution or other unfair results to investors or existing shareholders. Each shareholder will be deemed to have agreed to such a contribution in these circumstances by investment in the Fund.

  The Rule further requires that the Fund limits its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible

  Securities (as defined below). The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the Fund's objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

  An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b) either (i) is rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NSRO has issued a short-term rating with respect to the security, then by that NSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Trustees to be of comparable quality to any such rated security.

  As permitted by the Rule, the Trustees have delegated to the Fund's Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities (and securities that are rated only by a single NSRO) are comparable in quality to rated securities. The Advisor will, under the supervision of the Trustees, cause the Fund to dispose of any security as soon as practicable if the security is no longer of high quality, unless the Trustees determine that this action would not be in the best interest of the Fund.

  If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of any such change.

  The Fund will manage its portfolio in an effort to maintain a constant $1.00 per share price, but the Fund cannot assure that the value of the Fund's shares will never deviate from this price. Since dividends from net investment income (and net short-term capital gains, if any) are declared and accrued on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Fund's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Fund's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then-accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then-accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Fund may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Fund's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark-to-market basis. Under these circumstances the Fund may reduce or eliminate the payment of dividends, and utilize a net asset value per share as determined by using available market quotations, or reduce the number of its shares outstanding.

  Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.


  INFORMATION ON COMPUTATION OF YIELD

  The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

  The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

  The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

  Yield information  may be useful  in reviewing the  performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


  DIVIDENDS, DISTRIBUTIONS, AND TAXES

  Dividends and Distributions. As discussed in the Fund's Prospectus, the Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

  The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

  Regulated Investment Company Status. The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions may be subject to state and local taxes.

  Shareholders will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

  The Fund will seek to qualify for treatment as a RIC under the Code. Provided that the Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent the Fund's net investment income and the Fund's net realized short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, the Fund generally must distribute at least 98% of its income. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

  In addition, under the Code, the Fund will not qualify as a RIC for any taxable year if more than 30% of the Fund's gross income for that year is derived from gains on the sale of securities held less than three months (the "30% Test"). If the Fund does not satisfy the 30% Test for the Fund's first taxable year, or for any subsequent taxable year, the Fund will not qualify as a RIC for that year. If the Fund fails to qualify as a RIC for any taxable year, the Fund would be taxed in the same manner as an ordinary corporation. In that event, the Fund would not be entitled to deduct the distributions which the Fund had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Fund's taxable income whether or not distributed. The imposition of corporate income taxes on the Fund would directly reduce the return to an investor from an investment in the Fund.

  In the event of a failure by the Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends-received deduction for corporate shareholders.

  If the Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

  If the Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

  Back-Up Withholding. The Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

  Other Issues.    The  Fund may be  subject to  tax or taxes  in
  certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to
  distributions  by  the   Fund  may  differ  from   Federal  tax
  treatment.

  Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.


  AUDITORS AND CUSTODIAN

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and the Fund. Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, acts as the Custodian bank for the Trust and the Fund.


  FINANCIAL STATEMENTS

  As of the date of this Statement of Additional Information, the Fund has not commenced a public offering of its shares and, therefore, the Fund has no assets and no financial statements are presented with respect to the Fund.

                               PART C

                     PART C. OTHER INFORMATION



  ITEM 24.  Financial Statements and Exhibits

  List all financial statements and exhibits filed as part of the Registration Statement.

   (a)  Financial Statements:

       In Part A:     None.
       In Part B:     None.
       In Part C:     None.

   (b)  Exhibits

       (1)(a) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust"). 1/
       (1)(b)    Declaration of Trust of the Registrant.1/
       (2)       By-laws of Registrant.1/
       (3)       Not applicable.
       (4)       Specimen share certificate.1/
       (5)       Investment     Advisory    Agreement     between
                 Registrant and PADCO Advisors, Inc. 4/
       (6)(a)    Service  Agreement between  Registrant and PADCO
                 Service Company, Inc.4/
       (6)(b)    Form  of Shareholder Servicing Support Agreement
                 between    ____________________   and    Selling
                 Recipients.5/
       (7)       Not applicable.
       (8)       Custody  Agreement  between Registrant  and Star
                 Bank, N.A. 3/
       (9)(b) Trustees and Officers Liability Insurance and Comprehensive Blanket Bond Insurance Policy. 4/
       (10) Opinion and Consent of Jorden Burt Berenson & Klingensmith, counsel to the Registrant. 2/
       (11)      Not applicable.

  ____________________________

   1/   Incorporated   herein   by   reference   to   Registration
       Statement initially filed March 17, 1993.
   2/   Incorporated   herein   by  reference   to   Pre-Effective
       Amendment No. 1 to this Registration  Statement, filed May
       21, 1993.
   3/   Incorporated   herein   by  reference   to  Post-Effective
       Amendment  No.  8 to  this  Registration  Statement, filed
       November 26, 1993.
   4/   Incorporated   herein   by  reference   to  Post-Effective
       Amendment  No. 24  to  this Registration  Statement, filed
       October 27, 1995.

   5/   Filed herewith.
  ITEM 24.  Financial Statements and Exhibits (Continued)

       (12)      Not applicable.
       (13)      Not applicable.
       (14)      Not applicable.
       (15)      Plan    of    Distribution   for    the    Rydex
                 Institutional Money Market Fund. 5/
       (16)      Not applicable.


  ITEM 25.  Persons  Controlled By  or Under Common  Control With
            Registrant

  The following persons are directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:


                                     State of Organization
                                       and Relationship
                                          (If Any) to
           Company                      the Registrant
        _____________                _____________________

   PADCO Advisors, Inc.         a Maryland corporation, a
     (the "Advisor")            registered investment adviser,
                                and the Registrant's
                                investment adviser
   PADCO Service Company,       a Maryland corporation, a
     Inc. (the "Servicer")      registered transfer agent, and
                                the Registrant's shareholder
                                and transfer agent servicer

   PADCO Advisors II, Inc.      a Maryland corporation and a
     ("PADCO II")               registered investment adviser
                                (PADCO II is not otherwise
                                related to the Registrant)


















                                        Percentage of Voting
                                      Securities Owned and/or
                                         Controlled By the
                                       Controlling Person or
                                           Other Basis of
            Company                        Common Control
     ____________________         ________________________________

   PADCO Advisors, Inc.          80% of the voting securities of
     (the "Advisor")             the Advisor are owned by Albert
                                 P. Viragh, Jr., the Chairman of
                                 the Board of Directors, the
                                 President, and the Treasurer of
                                 the Advisor, and 100% of the
                                 voting securities are controlled
                                 by Albert P. Viragh, Jr.
   PADCO Service Company,        100% of the voting securities of
     Inc. (the "Servicer")       the Servicer are owned by Albert
                                 P. Viragh, Jr., the Chairman of
                                 the Board of Directors, the
                                 President, and the Treasurer of
                                 the Servicer

   PADCO Advisors II, Inc.       100% of the voting securities are
     ("PADCO II")                owned by Albert P. Viragh, Jr.,
                                 the Chairman of the Board of
                                 Directors, the President, and the
                                 Treasurer of PADCO II

  ITEM 26.  Number of Holders of Securities

  The following information is given as of the date indicated:


       Title of Class: Common Stock,                  Number of Record Holders
            no par value                              as of February 26, 1996
        _____________________________                 _________________________

            The Nova Fund                                          1,550
            The Rydex U.S. Government Money Market Fund            3,239
            The Rydex Precious Metals Fund                         1,660
            The Ursa Fund                                          2,884
            The Rydex U.S. Government Bond Fund                      140
            The Rydex OTC Fund                                     1,006
            The Juno Fund                                            326
            The Rydex Institutional Money Market Fund                -0-

  ITEM 27.  Indemnification

  The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

           (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

           (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

           (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

  The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.


  ITEM 28.  Business and Other Connections of Investment Adviser

  Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the

  Advisor, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; and (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994.


  ITEM 29.  Principal Underwriter

  (a)     _____________________,  serves   as  the   Registrant's
  principal underwriter, but does not currently serve as the principal underwriter for the securities of any other investment company.
  (b) The following information is furnished with respect to the directors and officers of ______________________, the Registrant's principal underwriter:

      Name and Principal     Positions and Offices  Positions and Offices
      Business Address*      with Underwriter       with Registrant
      _________________      _____________________  _____________________

      Albert P. Viragh, Jr.  Director, President,   Chairman of the Board
                             and Treasurer          of Trustees and
                                                    President
      Amanda C. Viragh       Director               none


      Victor J. Edgar        Chief Operating        none
                             Officer and Chief
                             Financial Officer

      Michael P. Byrum       Secretary              none


  * The   principal   business   address   for   each   of    the
    aforementioned      directors      and       officers      of
    _____________________  is  6116  Executive  Boulevard,  Suite
    400, Rockville, Maryland  20852.

  ITEM 30.  Location of Accounts and Records

  All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


  ITEM 31.  Management Services

  There  are   no   management-related  service   contracts   not
  discussed in Parts A and B.


  ITEM 32.  Undertakings

  (a) The Registrant agrees to file a post-effective amendment using financial statements with respect to the Rydex Institutional Money Market Fund, which need not be certified, within four to six months from the effective date of the Rydex Institutional Money Market Fund's Securities Act of 1933 Registration Statement.

  (b) Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of the Registrant's counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by the Registrant is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

  (c) The Registrant undertakes that, if requested to do so by the holders of at least 10% of its outstanding shares of the Trust, the Registrant will call a meeting of shareholders of the Trust for the purpose of voting upon the question of the removal of a trustee or trustees of the Registrant and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                             SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, thereunto duly authorized, in the City of Rockville in the State of Maryland on the 29th day of February, 1996.

                      RYDEX SERIES TRUST


                      /s/ Albert  P. Viragh, Jr.

                      Albert  P.  Viragh,  Jr.,  Chairman of  the
  Board


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

  Signatures               Title                  Date


  /s/ Albert P. Viragh Jr. Chairman of the        February    29,
  1996
  Albert P. Viragh, Jr.    Board of Trustees,
                           President, and
                           Trustee


  /s/ Timothy P. Hagan     Vice President,        February    29,
  1996
  Timothy P. Hagan         Principal Financial
                           Officer, and
                           Principal Accounting
                           Officer


  Corey A. Colehour*       Trustee                February    29,
  1996
  Corey A. Colehour


  J. Kenneth Dalton*       Trustee                February    29,
  1996
  J. Kenneth Dalton

  Roger Somers*            Trustee                February    29,
  1996
  Roger Somers


  *By: /s/ Albert P. Viragh, Jr.
       Albert P. Viragh, Jr.
       Attorney-in-Fact